Nature of Expenses - Summary of Detailed Information about Expenses by Nature (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of expenses [line Items]
Freight, transportation and distribution	$ 864	$ 537
Cost of goods sold	13,380	3,316
Selling expenses	2,337	29
Other	3,783	876
General and administrative expenses	539	185
Total	17,163	4,192
Other expenses	43	125
Purchased and produced raw materials and product for resale [member]
Disclosure of expenses [line Items]
Cost of goods sold	11,145	1,724
Total	11,145	1,724
Depreciation and amortization [member]
Disclosure of expenses [line Items]
Cost of goods sold	1,038	655
Other	554	37
Total	1,592	692
Employee costs [member]
Disclosure of expenses [line Items]
Cost of goods sold	713	563
Other	1,236	113
Total	1,949	676
Freight direct and indirect [member]
Disclosure of expenses [line Items]
Cost of goods sold	303
Other	631	372
Total	934	372
Impairment of property, plant and equipment [member]
Disclosure of expenses [line Items]
Cost of goods sold		305
Total		305
Off-site warehouse costs [member]
Disclosure of expenses [line Items]
Other	69	47
Total	69	47
Railcar and vessel costs [member]
Disclosure of expenses [line Items]
Other	131	102
Total	131	102
Merger and related costs [member]
Disclosure of expenses [line Items]
Other	170	84
Total	170	84
Other operating leases [member]
Disclosure of expenses [line Items]
Cost of goods sold	38
Other	110
Total	148
Fleet fuel, repairs and maintenance [member]
Disclosure of expenses [line Items]
Other	183
Total	183
Other [member]
Disclosure of expenses [line Items]
Cost of goods sold	143	69
Other	699	121
Total	$ 842	$ 190